Additional disclosure items G.4. Non-cash investing and financing activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional information [abstract]
Acquisition of property, plant and equipment	$ (47)	$ (27)	$ 17
Asset retirement obligations	32	19	19
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	106	92	100
Share based compensation	$ 17	$ 24	$ 27